CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		21 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Net loss	$ (241,647)	$ (270,736)	$ (3,033,002)
Depreciation and amortization	43,272	2,704	141,505
Gain on sale of equipment	0	(10,535)	(8,396)
Stock-based compensation	31,473	86,156	1,390,636
Stock issued for interest	1,021	0	4,021
Increase in prepaid and other assets	(760)	0	(6,744)
Increase (decrease) in accounts payable and accrued liabilities	(17,301)	734	105,245
Increase in deferred revenue	100,000	0	100,000
NET CASH USED IN OPERATING ACTIVITIES	(83,942)	(127,833)	(1,306,715)
Equipment	(129,827)	(2,850)	(802,224)
Equipment under construction	(57,737)	0	(341,342)
Mineral properties	(25,150)	(650)	(195,969)
Sale of equipment	0	5,535	8,396
NET CASH USED IN INVESTING ACTIVITIES	(212,714)	(3,500)	(1,289,535)
Issuance of notes payable	40,000	35,530	539,500
Repayment of notes payable	(10,500)	0	(10,500)
Advances from related party	15,000	15,549	77,086
Advance from Powercom Services, Inc.	0	0	800,000
Payment on convertible note	(272)	0	(272)
Proceeds from issuance of common stock	0	10,000	911,700
Share subscriptions payable	157,410	75,000	288,155
NET CASH PROVIDED BY FINANCING ACTIVITIES	201,638	136,079	2,605,669
INCREASE (DECREASE) IN CASH	(95,018)	4,746	9,419
CASH, BEGINNING OF PERIOD	109,142	1,022	4,705
CASH, END OF PERIOD	14,124	5,768	14,124
Shares for equipment and mineral property	156,500	63,186	915,548
Shares issued to pay capital lease liability	0	0	50,000
Shares issued and shares payable for loans	123,000	0	123,000
Deferred gain on equipment	0	0	46,000
Stock payable for equipment purchase	0	0	31,500
Loan for equipment	$ 0	$ 0	$ 43,046